Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Lease Arrangements
Schedule of future minimum payments, expected to be received on non-cancellable time charters and bareboat charters

2023	$785,714
2024	602,950
2025	332,957
2026	187,994
2027	145,562
Thereafter	34,054
Total future rentals	$2,089,231